Estimated Fair Values of Other Financial Instruments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Financial assets
Cash and cash equivalents	$ 7,293,711	$ 11,387,947
Interest-earning time deposits in banks	2,972,000	2,476,000
Other investments	96,041	116,088
Loans held for sale	711,986	446,818
Loans, net of allowance for loan losses	173,753,059	170,865,102
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	2,053,472	2,071,534
Financial liabilities
Deposits	258,520,729	254,240,060
Short-term borrowings	12,740,610	6,517,750
Advances from borrowers for taxes and insurance	832,345	740,083
Interest payable	276,757	349,121
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	7,293,711
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Significant Other Observable Inputs (Level 2)
Financial assets
Interest-earning time deposits in banks	2,972,000
Other investments	96,041
Loans held for sale	711,986
Federal Home Loan Bank stock	1,113,800
Interest receivable	2,053,472
Financial liabilities
Deposits	135,656,067
Short-term borrowings	12,740,610
Advances from borrowers for taxes and insurance	832,345
Interest payable	276,757
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Significant Unobservable Inputs (Level 3)
Financial assets
Loans, net of allowance for loan losses	172,609,490
Financial liabilities
Deposits	125,864,749
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value
Financial assets
Cash and cash equivalents		11,387,947
Interest-earning time deposits in banks		2,476,000
Other investments		116,088
Loans held for sale		446,818
Loans, net of allowance for loan losses		169,667,091
Federal Home Loan Bank stock		1,113,800
Interest receivable		2,071,534
Financial liabilities
Deposits		265,515,126
Short-term borrowings		6,517,750
Advances from borrowers for taxes and insurance		740,083
Interest payable		349,121
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit